Document and Entity Information	Apr. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001161154
Document Type	8-K
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	Energy Transfer Operating, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-31219
Entity Tax Identification Number	73-1493906
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series C Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprC
Security Exchange Name	NYSE
Series D Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprD
Security Exchange Name	NYSE
Series E Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprE
Security Exchange Name	NYSE